Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Capital Management Tables Abstract
Schedule of capital management
	2018	2017
Share capital	75,045	71,389
Deficit	(90,784)	(63,627)
Debentures	41,625	39,680
Convertible debentures	12,622	13,837
Credit facilities	75,934	57,110